Partners' Capital And Distributions (Schedule Of Net Income Per Limited Partner Unit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Distribution Made to Member or Limited Partner [Line Items]
Net income									$ 96,343	$ 64,187	$ 62,911
Net loss (income) attributable to noncontrolling interests, pre-merger (Note 1)									664	(27,043)	(25,032)
Net income attributable to Penn Virginia Resource Partners, L.P.	17,317	35,857	35,658	7,511	18,254	10,145	22,106	13,682	97,007	37,144	37,879
Distributions to participating securities									(410)
Participating securities' allocable share of net income									(300)
Net income allocable to limited partners, basic									96,297	37,144	37,879
Participating securities' allocable share of net income									300
Participating securities' earnings reallocated to unvested securities									(300)
Net income allocable to limited partners, diluted									$ 96,297	$ 37,144	$ 37,879
Net income per limited partner unit, basic									1.45	0.97	0.99
Net income per limited partner unit, diluted									1.45	0.97	0.99
Weighted average limited partner units, basic and diluted									66,342	38,293	38,293